Net other operating expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Gain on sale of Loans			₩ 50,707
Gain on sales of loans at amortized cost	₩ 18,298	₩ 40,624
Miscellaneous other operating income
Gain on hedged items	564,438	418,390	634,695
Reversal of allowance for acceptances and guarantee	19,329	2,834	0
Gain on trust account	27	0	14
Reversal of other allowance	11,194	5,033	286,932
Others	97,777	131,345	82,375
Miscellaneous other operating income	692,765	557,602	1,004,016
Other operating income	711,063	598,226	1,054,723
Other operating expense
Loss on sale of Loans			(8,394)
Loss on sale of loans at amortized cost	(27,291)	(14,271)
Miscellaneous other operating expense
Loss on hedged items	(596,533)	(406,872)	(629,754)
Contribution	(311,336)	(283,331)	(252,419)
Provision for acceptances and guarantee allowance	0	0	(2,548)
Provision for other allowance	(6,939)	(13,036)	(12,133)
Depreciation of operating lease assets	(98,288)	(56,570)	(12,943)
Others	(857,918)	(653,501)	(599,524)
Miscellaneous other operating expense	(1,871,014)	(1,413,310)	(1,509,321)
Other operating expense	(1,898,305)	(1,427,581)	(1,517,715)
Net other operating expenses	₩ (1,187,242)	₩ (829,355)	₩ (462,992)